Property and Equipment, Net - Summary Of Property Plant And Equipment Net (Detail) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	$ 24,881	$ 13,867
Less: accumulated depreciation	10,436	8,865
Property and equipment, net	14,445	5,002
Building [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	2,451	2,434
IT Equipment [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	20,571	9,695
Furniture and fixtures [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	1,821	1,700
Other equipment [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	$ 38	$ 38